Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 157,362	$ 106,765
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	57,953		$ 46,648
Accounts payable	28,513		31,612
Other non-current liabilities	5,522		13,847
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	20,144	16,784
Purchases	7,211	6,625
Dividend paid	9,256	$ 1,231
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	9,051		6,184
Accounts payable	$ 5,835		4,856
Non-controlling shareholders of subsidiaries | Loan
Balances with non-controlling shareholders of subsidiaries included in:
Other non-current liabilities			$ 579